Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Jewett-Cameron Trading Company Ltd.
Entity Central Index Key	0000885307
Amendment Flag	false